Schedule of Contractual Maturities of Operating Lease Liabilities (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Leases
2026 (remaining)	¥ 3,630
2027	7,259
2028	455
2029	155
2030	25
Total lease payments	11,524
Less amounts representing interest	(145)
Present value of lease payments	11,379
Less: current portion	(7,140)	¥ (402)
Non-current lease liabilities	¥ 4,239	¥ 479